Organization and Description of Business (Details Narrative)				12 Months Ended
	Mar. 16, 2018 USD ($)	Mar. 16, 2018 CNY (¥)	Dec. 18, 2017 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018 USD ($) shares	Jun. 30, 2017 USD ($)	Feb. 05, 2019 USD ($)	Jul. 06, 2018 USD ($)	Jul. 06, 2018 CNY (¥)	Apr. 26, 2018 shares	Jan. 09, 2017
Common stock, shares outstanding | shares				25,913,631	25,913,631					15,000,000
Ownership interest percentage	100.00%	100.00%		100.00%
Proceeds from issuance or sale of equity					$ 50,200,285
Total cash consideration to acquire the equity interests	$ 10,700,000
RMB [Member]
Total cash consideration to acquire the equity interests	$ 71,000,000
Long Kai (Shenzheng) Industrial Co Ltd [Member] | RMB [Member]
Total cash consideration to acquire the equity interests | ¥		¥ 7,100,000
Dogness Intelligence Technology Co Ltd [Member]
Registered capital								$ 11,800,000
Dogness Intelligence Technology Co Ltd [Member] | TwoUnrelated Entities [Member]
Ownership interest percentage								42.00%	42.00%
Dogness Intelligence Technology Co Ltd [Member] | Dongguan Jiasheng [Member]
Ownership interest percentage								58.00%	58.00%
Dogness Intelligence Technology Co Ltd [Member] | RMB [Member]
Registered capital | ¥									¥ 80,000,000
Dogness Japan Co Ltd [Member]
Ownership interest percentage							51.00%
Investments, amount							$ 250,000
Dogness Japan Co Ltd [Member] | Unrelated Individual [Member]
Ownership interest percentage							49.00%
Zhangzhou Meijia Metal Product Co., Ltd [Member]
Business combination of acquisition ratio	100.00%	100.00%
Common Class B [Member]
Common stock, shares outstanding | shares				9,069,000	9,069,000
Common Class A [Member]
Common stock, shares outstanding | shares				16,844,631	16,844,631
IPO [Member] | Common Class A [Member]
Number of shares issued under public offering | shares			10,913,631
Proceeds from issuance or sale of equity			$ 54,600,000
Shares Issued, price per share | $ / shares			$ 5.00
Proceeds from issuance of common stock			$ 50,200,000
Total cash consideration to acquire the equity interests			$ 10,700,000
Dogness [Member]
Ownership interest percentage											100.00%
Ms. Yunhao Chen, the Chief Financial Officer of the Company [Member]
Entity Incorporation, state country name				British Virgin Islands
Entity Incorporation, date of incorporation				Jul. 11, 2016